PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－8 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000

At cost:
Leasehold buildings	-	-	8,089
Motor vehicles	2,665	2,723	1,938
Office equipment, and furniture and fittings	1,648	1,754	3,032
	4,313	4,477	13,059
Less: accumulated depreciation	(2,722)	(2,660)	(5,841)

Property and equipment, net	1,591	1,817	7,218

Depreciation expense for the financial years ended December 31, 2024, 2023 and 2022 were remained at approximately $0.4 million, $0.9 million and $0.8 million, respectively.

Property and equipment under finance leasing arrangement classified under motor vehicle as of December 31, 2024 and 2023 amounted to approximately $0.5 million and approximately $0.6 million, respectively. Details of such leased assets are disclosed in Note 10.

Right-of-use assets under operating leasing arrangements classified under leasehold building as of December 31, 2024 and 2023 amounted to approximately $0.8 million and approximately $1.6 million and, respectively. Details of such leased assets are disclosed in Note 10.